SCHEDULE OF DEBT (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Principal balance	$ 2,651,074	$ 14,032,528	$ 4,400,000
Accrued interest	34,984	163,517	787,996
Fair value adjustment		2,993,061
Net debt balance	2,656,856	17,189,106	4,245,082
Debt instrument unamortized discount		(2,993,061)	(942,914)
Fair value adjustment	(29,202)	(3,303,588)
Unamortized debt discount		2,993,061	942,914
2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal balance	2,651,074	13,647,341
Accrued interest	34,984	159,435
Fair value adjustment		2,993,061
Net debt balance	2,656,856	16,799,837
Fair value adjustment	$ (29,202)
Financed Insurance [Member]
Short-Term Debt [Line Items]
Principal balance		385,187
Accrued interest		4,082
Fair value adjustment
Net debt balance		389,269
Debt instrument unamortized discount
Unamortized debt discount
2015 Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal balance			100,000
Accrued interest			28,671
Net debt balance			128,671
Debt instrument unamortized discount
Unamortized debt discount
2018 Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal balance			3,500,000
Accrued interest			727,905
Net debt balance			3,444,781
Debt instrument unamortized discount			(783,124)
Unamortized debt discount			783,124
2020 Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal balance			100,000
Accrued interest			1,694
Net debt balance			101,694
Debt instrument unamortized discount
Unamortized debt discount
2020 Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal balance			700,000
Accrued interest			29,726
Net debt balance			569,936
Debt instrument unamortized discount			(159,790)
Unamortized debt discount			$ 159,790
2021 Notes [Member]
Short-Term Debt [Line Items]
Principal balance		13,647,341
Accrued interest		159,435
Net debt balance		16,799,837
Debt instrument unamortized discount		(2,993,061)
Unamortized debt discount		$ 2,993,061